Financial Risk Management - Own Credit (Details) - Other Financial Liabilities - Own Credit Risk - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Cumulative own credit risk	$ 26.6	$ 26.5
Short term rates movement in percentages	0.01%
Increase (decrease) in profit (loss) due to own credit risk	$ 0.9	$ 0.3